Capital structure - Authorized Capital (Details)	Sep. 16, 2016 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 16, 2016 $ / shares shares	Sep. 16, 2016 £ / shares shares
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares		$ 0.01	$ 0.01
US dollars
Class of Stock [Line Items]
Preferred shares, authorized (in shares)	110,200,001			110,200,001	110,200,001
Preference shares, par value (in dollars per share or pounds per share) | $ / shares	$ 0.01
United Kingdom, Pounds
Class of Stock [Line Items]
Preferred shares, authorized (in shares)	50,000,000			50,000,000	50,000,000
Preference shares, par value (in dollars per share or pounds per share) | £ / shares					£ 0.01
Common Stock Issued And Common Stock Authorized But Unissued
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares				$ 0.01
Voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares				$ 0.01
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Non-voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares				$ 0.01
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
IPO
Class of Stock [Line Items]
Issuance of common shares (in shares)	12,234,042
Newly Issued
Class of Stock [Line Items]
Issuance of common shares (in shares)	5,957,447
Selling Shareholders
Class of Stock [Line Items]
Issuance of common shares (in shares)	6,276,595
Over-Allotment Option
Class of Stock [Line Items]
Issuance of common shares (in shares)	1,595,744